Income Taxes - Schedule of Tax Pools Relating to the Deductible Temporary Differences and Their Expirations (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
Canadian Non-Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	16,551
Canadian Net-Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	57
Canadian Resource Pools [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	50,575
Canadian Share Issue Costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	912
2030 [Member] | Canadian Non-Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	696
2030 [Member] | Canadian Net-Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2030 [Member] | Canadian Resource Pools [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2030 [Member] | Canadian Share Issue Costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2031 [Member] | Canadian Non-Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	517
2031 [Member] | Canadian Net-Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2031 [Member] | Canadian Resource Pools [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2031 [Member] | Canadian Share Issue Costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2032 [Member] | Canadian Non-Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	645
2032 [Member] | Canadian Net-Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2032 [Member] | Canadian Resource Pools [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2032 [Member] | Canadian Share Issue Costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2033 [Member] | Canadian Non-Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	847
2033 [Member] | Canadian Net-Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2033 [Member] | Canadian Resource Pools [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2033 [Member] | Canadian Share Issue Costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2034 [Member] | Canadian Non-Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	1,484
2034 [Member] | Canadian Net-Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2034 [Member] | Canadian Resource Pools [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2034 [Member] | Canadian Share Issue Costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2035 [Member] | Canadian Non-Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	2,141
2035 [Member] | Canadian Net-Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2035 [Member] | Canadian Resource Pools [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2035 [Member] | Canadian Share Issue Costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2036 [Member] | Canadian Net-Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2036 [Member] | Canadian Resource Pools [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2036 [Member] | Canadian Share Issue Costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2036 [Member] | Canadian Non-Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	2,213
2037 [Member] | Canadian Non-Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	2,637
2037 [Member] | Canadian Net-Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2037 [Member] | Canadian Resource Pools [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2037 [Member] | Canadian Share Issue Costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2038 [Member] | Canadian Non-Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	2,656
2038 [Member] | Canadian Net-Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2038 [Member] | Canadian Resource Pools [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2038 [Member] | Canadian Share Issue Costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2039 [Member] | Canadian Non-Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	2,715
2039 [Member] | Canadian Net-Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2039 [Member] | Canadian Resource Pools [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2039 [Member] | Canadian Share Issue Costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
No Expiry [Member] | Canadian Non-Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
No Expiry [Member] | Canadian Net-Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	57
No Expiry [Member] | Canadian Resource Pools [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	50,575
No Expiry [Member] | Canadian Share Issue Costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	$ 912